Accumulated Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income
The following table illustrates the changes in accumulated other comprehensive income as of and for the period presented:

(In thousands)	Unrealized Gain on Designated Derivative
Balance, December 31, 2018	$4,582
Other comprehensive income, before reclassifications	(12,496)
Amount of gain reclassified from accumulated other comprehensive income	(1,019)
Balance, September 30, 2019	$(8,933)